Stock appreciation rights (''SARs'') (Details Textual)	3 Months Ended
Mar. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share Appreciation Limit Under Condition One	exceed four times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One	400.00%
Exercise Price Per Share Appreciation Limit Under Condition Two	exceed five times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition Two	500.00%
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,347,575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	1,579